Lease Obligations (Details)				9 Months Ended	12 Months Ended
	Jul. 29, 2024 USD ($) m²	Oct. 05, 2023 USD ($)	Jul. 31, 2019 USD ($) m²	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)
Lease Obligations (Details) [Line Items]
Square feet (in Square Meters) | m²	2,243		2,243
Rental payment	$ 12,296		$ 12,296
Estimated agreement term			two-year
Obligated to pay				$ 1,295,759	$ 1,295,759
Termination period					three-year
Borrowing rate, percentage	7.00%	6.15%			6.15%
Corresponding operating lease liability	$ 205,201	$ 953,935			$ 953,935
Agreement term	2 years
Extended date		May 14, 2027
Termination period				3 years
Terminate the lease payment				$ 187,938
Vancouver, BC [Member]
Lease Obligations (Details) [Line Items]
Square feet (in Square Meters) | m²			4,000